SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits		$ 0
Accrued for interest and penalties		0
Federeal income tax expense on the income earned in the trust account		637,747
Income tax payment	$ 500,000
Capitalized start-up costs		$ 998,592
Federal tax rate		21.00%
Deferred tax asset		$ 209,704